Intangible Assets - Summary of Changes in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Beginning balance	€ 33,590
Ending balance	36,866	€ 33,590
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	101,948	90,771
Additions	11,276	10,970
Disposal	(71)
Reclassifications	0	0
Exchange differences	(889)	207
Ending balance	112,264	101,948
Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	68,358	59,786
Amortization	7,530	8,544
Disposal	(71)
Exchange differences	(419)	28
Ending balance	75,398	68,358
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	545
Ending balance	9,487	545
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	16,049	16,057
Additions	0	0
Disposal	0
Reclassifications	10,457	0
Exchange differences	(24)	(8)
Ending balance	26,482	16,049
Development Costs | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	15,504	13,967
Amortization	1,508	1,543
Disposal	0
Exchange differences	(17)	(6)
Ending balance	16,995	15,504
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,423
Ending balance	5,957	6,423
Industrial Patents and Intellectual Property Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	31,533	30,550
Additions	11	397
Disposal	(71)
Reclassifications	3,913	723
Exchange differences	(52)	(137)
Ending balance	35,334	31,533
Industrial Patents and Intellectual Property Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	25,110	19,940
Amortization	4,351	5,307
Disposal	(71)
Exchange differences	(13)	(137)
Ending balance	29,377	25,110
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,573
Ending balance	6,364	7,573
Concessions, Licenses, Trademarks and Similar Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	26,106	25,890
Additions	97	165
Disposal	0
Reclassifications	0	0
Exchange differences	(116)	51
Ending balance	26,087	26,106
Concessions, Licenses, Trademarks and Similar Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	18,533	17,270
Amortization	1,218	1,250
Disposal	0
Exchange differences	(28)	13
Ending balance	19,723	18,533
Intangible Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Beginning balance	15,725
Ending balance	12,504	15,725
Intangible Assets in Process and Advances | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	15,725	6,056
Additions	11,168	10,408
Disposal	0
Reclassifications	(14,370)	(723)
Exchange differences	(19)	(16)
Ending balance	12,504	15,725
Intangible Assets in Process and Advances | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	0
Amortization	0	0
Disposal	0
Exchange differences	0	0
Ending balance	0	0
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,324
Ending balance	2,554	3,324
Other Intangible Assets | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,535	12,218
Additions	0	0
Disposal	0
Reclassifications	0	0
Exchange differences	(678)	317
Ending balance	11,857	12,535
Other Intangible Assets | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	9,211	8,609
Amortization	453	444
Disposal	0
Exchange differences	(361)	158
Ending balance	€ 9,303	€ 9,211